UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
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           GREENWICH, CT 06830
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Form 13F File Number:    -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
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Title:     PRESIDENT
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Phone:     (203) 422-2160
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Signature, Place, and Date of Signing:

/S/ Aaron Fleck      Greenwich, Connecticut  November 14, 2002
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


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   27
                                               -------------

Form 13F Information Table Value Total:              $28,324
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.        NONE

                                                     Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- --------- -------- --- ---- ----------  -------- -------------------
                                                            VALUE     SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE
--------------------------------- -------------- --------- --------- -------- --- ---- ----------  -------- -------------------
Comcast Class A Special            COM           200300200   11,134    533,730            YES         NO      X

Gannett Co., Inc.                  COM           364730101    3,586     47,248            YES         NO      X

Bellsouth                          COM           079860102    2,081     66,049            YES         NO      X

Cablevision Systems Corp.          COM           12686c109    1,269    134,128            YES         NO      X

Johnson & Johnson                  COM           478160104    1,008     19,283            YES         NO      X

Viacom Inc CL A                    COM           925524100      712     16,015            YES         NO      X

Wells Fargo & Co.                  COM           949746101      711     14,202            YES         NO      X

Automatic Data Processing          COM           053015103      697     16,002            YES         NO      X

AT&T Wireless                      COM           00209a106      660    112,828            YES         NO      X

Target                             COM           87612e106      655     17,202            YES         NO      X

General Electric Co.               COM           369604103      584     20,115            YES         NO      X

Cablevision - Rainbow Media Gr     COM           12686c844      520     59,457            YES         NO      X

American Tower Systems             COM           029912201      486    140,835            YES         NO      X

American Int'l Group               COM           026874107      471      6,902            YES         NO      X

Schlumberger                       COM           806857108      466     10,013            YES         NO      X

SBC Communications, Inc.           COM           78387g103      433     14,211            YES         NO      X

Comcast Corp - Class A             COM           200300101      422     17,431            YES         NO      X

Merck & Company, Inc.              COM           589331107      415      8,202            YES         NO      X

Eaton Corp                         COM           278058102      402      5,302            YES         NO      X

Endesa SA-Sponsored ADR            COM           29258n107      384     26,800            YES         NO      X

Amgen Inc.                         COM           001957109      288      6,880            YES         NO      X

MGIC Investment Corp               COM           552848103      260      3,842            YES         NO      X

United Global Com                  COM           913247508      189     68,755            YES         NO      X

Nextel Inc                         COM           65332v103      183     56,925            YES         NO      X

CMG Information Services           COM           125750109      133    277,677            YES         NO      X

Charter Communications, Inc.       COM           16117m107       99     24,283            YES         NO      X

Nextel Partners Inc.               COM           65333f107       76     25,260            YES         NO      X
